Fair Value Of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value By Balance Sheet Grouping [Table]
Cash and cash equivalents	$ 42,846	$ 41,300	$ 61,360	$ 87
Cash and cash equivalents Fair Value Disclosure	42,846	41,300
Restricted Cash	21,163	32,214
Restricted Cash Fair Value Disclosure	21,163	32,214
Accounts receivable, net	5,103	6,478
Accounts receivable, net Fair Value Disclosure	5,103	6,478
Accounts payable	1,277	1,021
Accounts payable Fair Value Disclosure	1,277	1,021
Ship mortgage notes and premium	506,593	507,028
Ship mortgage notes and premium Fair Value Disclosure	482,275	385,088
Other Long-term debt	487,493	338,383
Other Long-term debt Fair Value Disclosure	487,493	338,383
Loans due to related party	35,000	40,000
Loans due to related party Fair Value Disclosure	35,000	40,000
Due to related parties, short term	27,815	43,616
Due to related parties short term Fair Value Disclosure	27,815	43,616
Due to related parties, long term	57,701
Due to related parties, long term Fair Value Disclosure	$ 57,701